Shareholders’ Equity - Schedule of Ordinary Share Capital (Details) - shares	Jun. 30, 2026	Dec. 31, 2025
Schedule of Ordinary Share Capital [Abstract]
Ordinary shares, outstanding	20,311,766	18,204,002
Ordinary shares, Authorized	107,800,000	107,800,000
Ordinary shares, Issued	20,311,766	18,204,002